Employee Benefits	6 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Employee benefits

Note 11. Employee benefits

	Consolidated
	December 2025 $	June 2025 $
Current liabilities
Annual leave	405,833	390,177
Long service leave	39,605	-
	445,438	390,177
Non-current liabilities
Long service leave	537	36,609
	445,975	426,786